Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.94%
FNMA%%	6.50%	7-15-2054	$300,000	$309,743
GNMA	5.50	12-20-2054	201,704	202,092
Total agency securities (Cost $507,936)				511,835
Asset-backed securities: 26.84%
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2B (30 Day Average U.S. SOFR+0.60%)±	4.90	2-18-2028	138,265	138,332
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	350,000	355,329
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	350,000	363,522
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	210,811	207,159
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	350,000	352,680
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	193,331	194,218
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	340,000	343,513
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	375,000	381,685
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	375,000	379,905
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	300,000	291,664
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	329,557	307,985
Exeter Automobile Receivables Trust Series 2021-3A Class D	1.55	6-15-2027	198,369	194,975
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.43	9-17-2036	227,644	226,871
MetroNet Infrastructure Issuer LLC Series 2023-1A Class A2144A	6.56	4-20-2053	170,000	174,031
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.23	10-16-2036	250,000	244,054
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	234,600	239,307
Nissan Master Owner Trust Receivables Series 2024-A Class A (30 Day Average U.S. SOFR+0.67%)144A±	4.97	2-15-2028	350,000	350,264
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.80	9-15-2036	350,000	355,937
RCKT Mortgage Trust Series 2024-CES2 Class A2144A±±	6.39	4-25-2044	349,530	353,340
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A Class A144A	5.38	11-25-2030	76,531	76,555
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	160,000	163,620
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	350,000	352,890
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	348,250	346,315
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.41	10-20-2034	350,000	348,470
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	350,000	352,032
Total asset-backed securities (Cost $7,081,997)				7,094,653
Corporate bonds and notes: 14.50%
Basic materials: 0.78%
Chemicals: 0.78%
Syensqo Finance America LLC144A	5.65	6-4-2029	200,000	207,483
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.11%
Media: 0.53%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10%	6-1-2029	$135,000	$141,337
Telecommunications: 0.58%
Frontier California, Inc. Series F	6.75	5-15-2027	150,000	152,064
Consumer, cyclical: 3.15%
Airlines: 0.62%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	99,904	97,356
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	65,000	65,150
				162,506
Auto manufacturers: 0.37%
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	100,000	97,484
Entertainment: 0.06%
Warnermedia Holdings, Inc.	3.76	3-15-2027	18,000	16,753
Lodging: 0.31%
Las Vegas Sands Corp.	6.00	8-15-2029	80,000	82,224
Retail: 1.52%
Advance Auto Parts, Inc.	5.90	3-9-2026	100,000	99,980
Advance Auto Parts, Inc.	5.95	3-9-2028	200,000	204,567
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	100,000	97,843
				402,390
Toys/games/hobbies: 0.27%
Mattel, Inc.144A	5.88	12-15-2027	70,000	70,170
Consumer, non-cyclical: 0.82%
Commercial services: 0.44%
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	63,000	63,327
UL Solutions, Inc.144A	6.50	10-20-2028	50,000	52,593
				115,920
Food: 0.38%
Mars, Inc.144A	4.60	3-1-2028	100,000	100,813
Energy: 1.04%
Oil & gas: 0.27%
Expand Energy Corp.	5.38	3-15-2030	70,000	70,196
Pipelines: 0.77%
Kinetik Holdings LP144A	6.63	12-15-2028	200,000	204,558
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 4.97%
Banks: 0.58%
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47%	3-20-2029	$85,000	$86,426
U.S. Bancorp (U.S. SOFR+1.06%)±	5.05	2-12-2031	65,000	66,167
				152,593
Diversified financial services: 0.96%
Aircastle Ltd.144A	6.50	7-18-2028	95,000	99,182
Citadel LP144A	6.00	1-23-2030	55,000	56,864
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	100,000	97,527
				253,573
Insurance: 1.04%
Athene Global Funding	0.37	9-10-2026	100,000	114,819
MGIC Investment Corp.	5.25	8-15-2028	110,000	110,001
NMI Holdings, Inc.	6.00	8-15-2029	50,000	51,305
				276,125
Investment Companies: 0.90%
Ares Capital Corp. BDC	5.88	3-1-2029	55,000	56,082
Blackstone Secured Lending Fund BDC	5.35	4-13-2028	100,000	100,710
Golub Capital Private Credit Fund BDC	5.88	5-1-2030	80,000	79,903
				236,695
REITs: 1.49%
American Tower Trust #1144A	5.49	3-15-2028	35,000	35,590
Brandywine Operating Partnership LP	8.30	3-15-2028	100,000	107,217
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	100,000	99,959
Piedmont Operating Partnership LP	9.25	7-20-2028	35,000	38,985
Sabra Health Care LP	5.13	8-15-2026	55,000	55,039
WEA Finance LLC144A	2.88	1-15-2027	60,000	58,379
				395,169
Industrial: 0.50%
Aerospace/defense: 0.15%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	35,000	38,600
Engineering & construction: 0.35%
MasTec, Inc.144A	4.50	8-15-2028	95,000	93,720
Technology: 0.41%
Semiconductors: 0.41%
Entegris, Inc.144A	4.75	4-15-2029	110,000	108,780
Utilities: 1.72%
Electric: 1.72%
Duke Energy Corp.	3.10	6-15-2028	100,000	118,610
Niagara Mohawk Power Corp.144A%%	4.65	10-3-2030	125,000	125,000
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Vistra Operations Co. LLC144A	3.70%	1-30-2027		$115,000	$113,503
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026		100,000	97,699
					454,812
Total corporate bonds and notes (Cost $3,787,517)					3,833,965
Foreign corporate bonds and notes: 2.58%
Communications: 1.26%
Telecommunications: 1.26%
Eutelsat SA	1.50	10-13-2028	EUR	100,000	107,110
Fibercop SpA	1.63	1-18-2029	EUR	100,000	107,695
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	100,000	117,698
					332,503
Consumer, cyclical: 0.46%
Leisure time: 0.46%
TUI AG	5.88	3-15-2029	EUR	100,000	122,212
Consumer, non-cyclical: 0.86%
Commercial services: 0.86%
Amber Finco PLC	6.63	7-15-2029	EUR	100,000	123,249
Worldline SA	4.13	9-12-2028	EUR	100,000	103,496
					226,745
Total foreign corporate bonds and notes (Cost $623,615)					681,460
Foreign government bonds: 3.57%
Brazil: 0.67%
Brazil¤	0.00	10-1-2025	BRL	1,000,000	177,517
Colombia: 0.24%
Colombia TES	7.75	9-18-2030	COP	300,000,000	63,420
France: 1.16%
French Republic OAT144A	2.70	2-25-2031	EUR	260,000	306,568
Indonesia: 0.24%
Indonesia	6.88	4-15-2029	IDR	1,000,000,000	62,756
South Africa: 0.26%
Republic of South Africa	8.00	1-31-2030	ZAR	1,260,000	69,992
United Kingdom: 1.00%
U.K. Gilts	4.13	7-22-2029	GBP	190,000	263,233
Total foreign government bonds (Cost $898,422)					943,486
Non-agency mortgage-backed securities: 25.98%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069		$319,301	320,560
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041		350,000	365,742
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76%	1-25-2063	$362,580	$362,619
BX Commercial Mortgage Trust Series 2021-VOLT Class B (U.S. SOFR 1 Month+1.06%)144A±	5.38	9-15-2036	339,090	337,712
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.33	10-15-2036	350,000	349,672
BX Trust Series 2022-VAMF Class A (U.S. SOFR 1 Month+0.85%)144A±	5.16	1-15-2039	260,000	259,838
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.95	2-15-2041	350,000	350,000
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	329,043	318,832
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	245,223	234,822
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	334,922	333,737
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	334,919	325,461
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	270,000	252,592
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	270,000	239,099
New Residential Mortgage Loan Trust Series 2019-RPL3 Class A1144A±±	2.75	7-25-2059	129,303	124,033
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	42,648	40,826
OBX Trust Series 2020-EXP1 Class 2A1 (U.S. SOFR 1 Month+0.86%)144A±	5.18	2-25-2060	316,212	314,643
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	231,061	229,861
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.38	1-15-2036	350,000	340,175
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	145,484	143,685
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	322,518	323,892
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	270,000	276,206
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	313,302	298,559
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.40	2-15-2042	460,000	455,112
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	268,486	270,602
Total non-agency mortgage-backed securities (Cost $6,862,664)				6,868,280
U.S. Treasury securities: 12.03%
U.S. Treasury Notes	3.88	3-31-2027	625,000	625,977
U.S. Treasury Notes	3.88	6-30-2030	115,000	115,440
U.S. Treasury Notes	4.00	3-31-2030	375,000	378,486
U.S. Treasury Notes	4.00	5-31-2030	290,000	292,809
U.S. Treasury Notes##	4.25	11-30-2026	1,760,000	1,769,075
Total U.S. Treasury securities (Cost $3,166,959)				3,181,787
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 2.60%
Communications: 0.20%
Media: 0.20%
Videotron Ltd.144A	3.63%	6-15-2029	$55,000	$52,589
Energy: 0.41%
Oil & gas: 0.41%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	9-22-2025	110,000	109,674
Financial: 0.14%
Diversified financial services: 0.14%
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	35,000	36,028
Government securities: 0.74%
Multi-national: 0.74%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	196,105
Industrial: 0.42%
Electronics: 0.42%
Flex Ltd.	4.88	6-15-2029	110,000	110,698
Utilities: 0.69%
Electric: 0.69%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	180,000	181,129
Total yankee corporate bonds and notes (Cost $686,034)				686,223
Yankee government bonds: 0.68%
Panama: 0.68%
Panama	3.16	1-23-2030	200,000	180,175
Total yankee government bonds (Cost $174,254)				180,175

	Yield	Shares
Short-term investments: 9.77%
Investment companies: 0.99%
Allspring Government Money Market Fund Select Class♠∞##	4.26	262,049	262,049

				Principal
U.S. Treasury securities: 8.78%
U.S. Treasury Bills☼		3.80	7-10-2025	$775,000	774,188
U.S. Treasury Bills☼		3.94	7-17-2025	1,550,000	1,547,148
					2,321,336
Total short-term investments (Cost $2,583,357)					2,583,385
Total investments in securities (Cost $26,372,755)	100.49%				26,565,249
Other assets and liabilities, net	(0.49)				(128,750)
Total net assets	100.00%				$26,436,499

See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—June 30, 2025 (unaudited)

%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
EUR	Euro
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$34,679,937	$(34,417,888)	$0	$0	$262,049	262,049	$20,780
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	164,176	BRL	925,000	Morgan Stanley, Inc.	9-30-2025	$0	$(2,284)
USD	52,144	EUR	45,000	Morgan Stanley, Inc.	9-30-2025	0	(1,178)
EUR	130,000	USD	150,119	Morgan Stanley, Inc.	9-30-2025	3,923	0
USD	1,261,996	EUR	1,090,000	Morgan Stanley, Inc.	9-30-2025	0	(29,592)
USD	263,088	GBP	195,000	Morgan Stanley, Inc.	9-30-2025	0	(4,735)
JPY	9,400,000	USD	65,306	Morgan Stanley, Inc.	9-30-2025	629	0
JPY	9,500,000	USD	65,593	Morgan Stanley, Inc.	9-30-2025	1,043	0
USD	72,139	ZAR	1,300,000	Morgan Stanley, Inc.	9-30-2025	0	(814)
						$5,595	$(38,603)
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 7

Portfolio of investments—June 30, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	71	9-30-2025	$14,712,184	$14,769,664	$57,480	$0
Short
5-Year Euro-BOBL Futures	(4)	9-8-2025	(556,787)	(554,485)	2,302	0
5-Year U.S. Treasury Notes	(69)	9-30-2025	(7,451,844)	(7,521,000)	0	(69,156)
					$59,782	$(69,156)
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series SP

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there
Allspring Managed Account CoreBuilder® Shares - Series SP | 9

Notes to portfolio of investments—June 30, 2025 (unaudited)
is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$511,835	$0	$511,835
Asset-backed securities	0	7,094,653	0	7,094,653
Corporate bonds and notes	0	3,833,965	0	3,833,965
Foreign corporate bonds and notes	0	681,460	0	681,460
Foreign government bonds	0	943,486	0	943,486
Non-agency mortgage-backed securities	0	6,868,280	0	6,868,280
U.S. Treasury securities	3,181,787	0	0	3,181,787
Yankee corporate bonds and notes	0	686,223	0	686,223
Yankee government bonds	0	180,175	0	180,175
Short-term investments
Investment companies	262,049	0	0	262,049
U.S. Treasury securities	2,321,336	0	0	2,321,336
	5,765,172	20,800,077	0	26,565,249
Forward foreign currency contracts	0	5,595	0	5,595
Futures contracts	59,782	0	0	59,782
Total assets	$5,824,954	$20,805,672	$0	$26,630,626
Liabilities
Forward foreign currency contracts	$0	$38,603	$0	$38,603
Futures contracts	69,156	0	0	69,156
Total liabilities	$69,156	$38,603	$0	$107,759
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $150,000 was segregated as cash collateral for these open futures contracts.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Managed Account CoreBuilder® Shares - Series SP